March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock 2037 Municipal Target Term Trust (BMN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/55(a)	$250	$ 267,928
Arizona — 1.6%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(b)	460	459,499
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	2,124,391
		2,583,890
California — 4.2%
California Community Choice Financing Authority, RB, Series E-2, Sustainability Bonds, 4.59%, 02/01/54(a)	625	624,969
California Enterprise Development Authority, RB, 7.60%, 11/15/37(b)	1,000	1,002,195
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	610	609,237
California Public Finance Authority, RB(b)
Series A, 5.88%, 06/01/39	750	720,162
Sustainability Bonds, 5.00%, 11/15/36	1,000	995,427
California School Finance Authority, Refunding RB, Sustainability Bonds, 5.25%, 08/01/38(b)	125	129,030
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41(b)	2,500	2,512,912
		6,593,932
Colorado — 2.7%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/39	750	708,646
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,017,002
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	994,031
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	503,444
		4,223,123
District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	1,000	1,112,429
Florida — 4.3%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/42	2,000	2,058,239
County of Osceola Florida Transportation Revenue, Refunding RB, CAB, Series A-2, 0.00%, 10/01/46(c)	6,175	2,131,163
East Nassau Stewardship District, SAB, Series 2024, 5.25%, 05/01/29	250	250,165
Florida Development Finance Corp., RB(a)(b)
AMT, 6.13%, 07/01/32	400	407,228
Class A, AMT, 4.38%, 10/01/54	250	250,359
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.00%, 07/01/44	315	316,106
Normandy Community Development District, SAB, 4.63%, 05/01/31(b)	525	530,525
Rookery Community Development District, SAB, 5.00%, 05/01/44	500	462,286
Village Community Development District No. 15, SAB, 4.85%, 05/01/38(b)	400	409,065
		6,815,136
Security	Par (000)	Value
Georgia — 1.6%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	$250	$ 245,292
Development Authority of Cobb County, RB, Series A, 5.70%, 06/15/38(b)	625	625,759
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/37	1,500	1,594,020
		2,465,071
Illinois — 5.1%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,675	2,675,520
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/41	1,855	1,926,264
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42	250	268,015
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,170	1,110,528
Series A, 5.00%, 05/15/41	310	292,558
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(c)	2,000	1,165,886
Rock Island County School District No. 41 Rock Island/Milan, GO, Series A, (AGC), 5.00%, 01/01/44	600	629,725
		8,068,496
Kansas — 0.2%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	312,796
Louisiana — 0.8%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	995	1,007,007
Louisiana Public Facilities Authority, Refunding RB, Series A2, 5.00%, 12/15/43(b)	335	316,086
		1,323,093
Maine — 0.1%
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(a)(b)	100	99,916
Maryland — 1.0%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,524,220
Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB, 5.00%, 07/01/42	1,000	1,008,129
Michigan — 4.8%
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	1,000	1,009,065
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	2,250	2,370,340
Series D, Sustainability Bonds, 5.20%, 12/01/40	2,750	2,867,463
Wayne County Airport Authority, ARB, Series D, 5.00%, 12/01/40	1,230	1,233,013
		7,479,881
Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,465	1,576,086
Missouri — 1.0%
St Louis County Industrial Development Authority, RB, Series A, 5.00%, 09/01/38	1,500	1,514,537

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada(b) — 0.7%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	$490	$ 508,222
5.75%, 06/01/42	490	508,593
		1,016,815
New Jersey — 3.3%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	1,500	1,523,469
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/42	2,200	2,308,545
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,362,480
		5,194,494
New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,265
New York — 8.3%
Build NYC Resource Corp., RB, Sustainability Bonds, 5.00%, 06/01/32(b)	400	411,827
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/40	1,000	1,002,010
Series C, Sustainability Bonds, 5.00%, 11/15/42	500	513,831
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,670,175
New York City Housing Development Corp., RB, M/F Housing, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	1,500	1,509,854
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,507,719
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	250	260,298
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,520,214
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/40	1,500	1,521,017
AMT, Sustainability Bonds, 5.50%, 06/30/38	1,000	1,060,187
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,078,489
		13,055,621
North Carolina — 1.0%
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	500	500,588
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	999,730
		1,500,318
Ohio — 3.7%
County of Franklin Ohio, RB, 5.00%, 05/15/40	3,140	3,143,678
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	1,000	948,774
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,680	1,686,486
		5,778,938
Security	Par (000)	Value
Oklahoma — 2.2%
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(a)	$2,490	$ 2,493,543
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	1,013,730
		3,507,273
Oregon — 1.9%
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	1,140	1,149,175
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,835	1,840,849
		2,990,024
Pennsylvania — 8.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	920	931,187
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	2,580	2,645,699
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	353,088
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,262,865
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,505,450
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,520,186
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/42	1,170	1,190,945
		13,409,420
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	3,447	3,767,513
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,500	1,464,091
Series A-1, Restructured, 4.55%, 07/01/40	1,750	1,741,253
		6,972,857
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	805	861,472
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,627,050
		2,488,522
Tennessee — 3.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.00%, 10/01/38	1,000	1,007,998
Series A, 5.00%, 10/01/41	1,000	1,000,096
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,500	2,653,414
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	925	965,709
		5,627,217
Texas — 4.0%
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	205	216,486
Clifton Higher Education Finance Corp., RB, Series D, 6.00%, 08/15/38	1,000	1,006,019
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	$2,000	$ 1,925,504
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 01/01/27	380	384,827
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(b)	425	412,003
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	777,006
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	1,500	1,500,768
		6,222,613
Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(b)	1,300	1,328,883
Washington — 2.6%
University of Washington, Refunding RB, Series C, 4.00%, 12/01/40	2,500	2,399,769
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/38	1,590	1,668,425
		4,068,194
Wisconsin — 3.2%
Public Finance Authority, RB
5.00%, 07/15/30(b)	250	254,024
5.00%, 06/15/34	430	441,909
5.00%, 07/01/35(b)	350	354,762
Series A, AMT, Senior Lien, 5.50%, 07/01/44	500	515,974
Public Finance Authority, Refunding RB
5.25%, 05/15/42(b)	1,230	1,230,684
Series B, AMT, 5.00%, 07/01/42	1,500	1,465,115
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	751,814
		5,014,282
Wyoming — 1.2%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	1,953,004
Total Municipal Bonds — 81.7% (Cost: $125,652,360)		128,097,403
Municipal Bonds Transferred to Tender Option Bond Trusts(d)
Alabama — 3.3%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	5,000	5,179,067
Colorado — 2.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,122,904
Security	Par (000)	Value
Idaho — 3.3%
Idaho Health Facilities Authority, Refunding RB, 5.25%, 03/01/50	$5,000	$ 5,241,397
Illinois — 6.5%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	5,000	5,149,783
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	5,000	5,068,283
		10,218,066
Kansas — 3.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50(e)	5,000	5,108,623
Maryland — 2.7%
Maryland St Cmnty Dev Admin De, RB, 4.95%, 09/01/42	4,000	4,147,447
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	5,000	5,222,075
Michigan — 3.2%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/42	4,865	4,935,933
Oregon — 3.4%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 10/01/49(e)	5,000	5,273,754
Pennsylvania — 11.7%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/37	1,640	1,754,607
Series A, AMT, (AGM), 5.25%, 01/01/40	1,700	1,818,588
Series A, AMT, (AGM), 5.50%, 01/01/41	1,660	1,776,166
Series A, AMT, (AGM), 5.50%, 01/01/42	1,500	1,605,087
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,181,889
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.13%, 10/01/41	5,930	6,218,849
		18,355,186
Washington — 3.3%
State of Washington, GO, Series C, 5.00%, 02/01/49(e)	5,000	5,227,098
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.6% (Cost: $72,396,178)		73,031,550

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.9%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	$1,350	$ 1,311,720
Total Non-Agency Mortgage-Backed Securities — 0.9% (Cost: $1,341,980)		1,311,720
Total Long-Term Investments — 129.2% (Cost: $199,390,518)		202,440,673

	Shares
Short-Term Securities
	Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.87%(f)(g)	3,125,574	3,125,886
	Total Short-Term Securities — 2.0% (Cost: $3,125,886)	3,125,886
	Total Investments — 131.2% (Cost: $202,516,404)	205,566,559
	Other Assets Less Liabilities — 1.7%	2,674,922
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.9)%	(51,503,911)
	Net Assets — 100.0%	$ 156,737,570

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 1, 2032 to October 1, 2032, is $11,635,417.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 82,606	$ 3,043,280 (a)	$ —	$ —	$ —	$ 3,125,886	3,125,574	$ 22,020	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock 2037 Municipal Target Term Trust (BMN)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 128,097,403	$ —	$ 128,097,403
Municipal Bonds Transferred to Tender Option Bond Trusts	—	73,031,550	—	73,031,550
Non-Agency Mortgage-Backed Securities	—	1,311,720	—	1,311,720
Short-Term Securities
Money Market Funds	3,125,886	—	—	3,125,886
	$3,125,886	$202,440,673	$—	$205,566,559
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $51,269,998 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
ST	Special Tax